Marketable debt securities	12 Months Ended
Dec. 31, 2019
Marketable Debt Securities [Abstract]
Marketable debt securities
Marketable debt securities
a) Breakdown
The detail, by classification and type, of Marketable debt securities is as follows:

Million euros
	2019	2018	2017
Classification:
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	3,758	2,305	3,056
Financial liabilities at amortised cost	258,219	244,314	214,910
	261,977	246,619	217,966
Type:
Bonds and debentures outstanding	208,455	195,498	176,719
Subordinated	20,878	23,676	21,382
Notes and other securities	32,644	27,445	19,865
	261,977	246,619	217,966

The distribution of the book value of debt securities issued by contractual maturity is shown below:

Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	130	1,313	19,435	20,878
Senior unsecured debt	—	3.128	9.504	18,923	33,263	31,199	22,283	118,300
Senior secured debt	—	8.172	1.938	13,333	33,106	14,743	18,863	90,155
Promissory notes and other securities	—	4.941	11.455	16,248	—	—	—	32,644
Debt securities issued	—	16.241	22.897	48,504	66,499	47,255	60,581	261,977
The distribution by contractual maturity of the notional amounts of these debt securities issued is as follows:

Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	129	1,299	19,221	20,649
Senior unsecured debt	—	3,056	9,286	18,489	32,499	30,483	21,771	115,584
Senior secured debt	—	8,152	1,934	13,301	33,026	14,707	18,818	89,938
Promissory notes and other securities	—	5,058	11,725	16,631	—	—	—	33,414
Debt securities issued	—	16,266	22,945	48,421	65,654	46,489	59,810	259,585

b) Bonds and debentures outstanding
The detail, by currency of issue, of Bonds and debentures outstanding is as follows:

				2019
	Million euros
Currency of issue	2019	2018	2017	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	89,008	85,479	83,321	89,008	1.13%
US dollar	64,952	62,021	48,688	72,967	3.01%
Pound sterling	20,178	16,616	13,279	17,167	2.15%
Brazilian real	15,292	15,778	17,309	69,054	4.94%
Chilean peso	6,848	6,460	5,876	5,791,169	4.48%
Other currencies	12,177	9,144	8,246
Balance at end of year	208,455	195,498	176,719

The changes in Bonds and debentures outstanding were as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	195,498	176,719	183,278
Net inclusion of entities in the Group	—	—	11,426
Of which:
Banco Santander, S.A. (Group Banco Popular S.A.U.)	—	—	11,426
Issues	64,184	68,306	62,260
Of which:
Santander Consumer USA Holdings Inc.	15,631	15,627	11,242
Banco Santander (Brasil) S.A.	13,227	16,422	16,732
Banco Santander, S.A.*	12,066	7,683	10,712
Santander Consumer Finance, S.A.	5,150	3,605	2,508
Grupo Santander UK	4,547	14,984	7,625
Santander Holdings USA, Inc.	2,778	1,210	4,133
Banco Santander - Chile	1,644	1,483	579
Santander Consumer Bank A.S.	1,572	1,342	1,117
PSA Banque France	1,132	716	1,032
PSA Bank Deutschland GmbH	1,104	600	13
Santander International Products, Plc.	848	249	588
SCF Rahoituspalvelut VIII DAC	799	—	—
Santander Consumer Bank AG	750	—	749
Santander Consumer Bank S.p.A.	589	—	151
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	577	560	118
Banco Santander Totta, S.A.	—	—	1,999
SCF Rahoituspalvelut KIMI VI DAC	—	—	635
Redemptions and repurchases	(52,462)	(48,319)	(66,871)
Of which:
Santander Consumer USA Holdings Inc.	(14,517)	(11,939)	(10,264)
Banco Santander (Brasil) S.A.	(12,817)	(14,802)	(23,187)
Santander Group UK	(9,115)	(6,800)	(13,303)
Banco Santander, S.A.*	(3,303)	(4,752)	(9,956)
Santander Consumer Finance, S.A.	(2,550)	(2,366)	(1,618)
Santander Holdings USA, Inc.	(1,990)	(903)	(759)
Santander Consumer Bank AS	(1,551)	(1,268)	(337)
PSA Bank Deutschland GmbH	(902)	(488)	(23)
Banco Santander- Chile	(848)	(204)	(1,442)
Banco Santander Totta, S.A.	(739)	(41)	(998)
Santander International Products, Plc.	(722)	(491)	(310)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(159)	(579)	(224)
Santander Bank, National Association	—	—	(886)
Banca PSA Italia S.p.A.	—	(600)	—
Exchange differences and other movements	1,235	(1,208)	(13,374)
Balance at year-end	208,455	195,498	176,719

*	As of 31 December 2017, issuer entities were included.
c) Notes and other securities
These notes were issued basically by Santander Consumer Finance, S.A., Santander UK plc, Banco Santander (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México, Banco Santander, S.A. , Santander Consumer Bank AG, PSA Banque France, Banco Santander - Chile and Santander Bank Polska, S.A.
d) Guarantees
Set forth below is information on the liabilities secured by financial assets:

Million euros
	2019	2018	2017
Asset-backed securities	38,616	38,140	32,505
Of which, mortgage-backed securities	3,819	5,197	4,034
Other mortgage securities	50,269	46,026	52,497
Of which: mortgage-backed bonds	24,736	22,023	23,907
Territorial covered bond	1,270	1,270	1,270
	90,155	85,436	86,272

The main characteristics of the assets securing the aforementioned financial liabilities are as follows:

1.	Asset-backed securities:

a.
Mortgage-backed securities- these securities are secured by mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them - securitised assets retained on the balance sheet - mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognised on the liability side of the consolidated balance sheet.

b.
Other asset - backed securities - including asset-backed securities and notes issued by special-purpose vehicles secured mainly by mortgage loans that do not meet the foregoing requirements and other loans (mainly personal loans with average maturities of five years and loans to SMEs with average maturities of seven years).

2.
Other mortgage securities include mainly: (i) mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans - see Note 10.b) which must: not be classified as of procedural stage; have available appraisals performed by specialised entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance, (ii) other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.

The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorised to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Consolidated financial statements as a whole.
e) Spanish mortgage-market issues
The members of the board of directors hereby state that the Group entities operating in the Spanish mortgage-market issues area have established and implemented specific policies and procedures to cover all activities carried on and guarantee strict compliance with mortgage-market regulations applicable to these activities as provided for in Royal Decree 716/2009, of 24 April implementing certain provisions of Mortgage Market Law 2/1981, of 25 March, and, by application thereof, in Bank of Spain Circulars 7/2010 and 5/2011, and other financial and mortgage system regulations. Also, financial management defines the Group entities' funding strategy.
The risk policies applicable to mortgage market transactions envisage maximum loan-to-value (LTV) ratios, and specific policies are also in place adapted to each mortgage product, which occasionally require the application of stricter limits.
The Bank’s general policies in this respect require the repayment capacity of each potential customer (the effort ratio in loan approval) to be analysed using specific indicators that must be met. This analysis must determine whether each customer’s income is sufficient to meet the repayments of the loan requested. In addition, the analysis of each customer must include a conclusion on the stability over time of the customer’s income considered with respect to the life of the loan. The aforementioned indicator used to measure the repayment capacity (effort ratio) of each potential customer takes into account mainly the relationship between the potential debt and the income generated, considering on the one hand the monthly repayments of the loan requested and other transactions and, on the other, the monthly salary income and duly supported income.
The Group entities have specialised document comparison procedures and tools for verifying customer information and solvency (see Note 54).
The Group entities’ procedures envisage that each mortgage originated in the mortgage market must be individually valued by an appraisal company not related to the Group.
In accordance with Article 3 of Mortgage Market Law 41/2007, any appraisal company approved by the Bank of Spain may issue valid appraisal reports. However, as permitted by this same article, the Group entities perform several checks and select, from among these companies, a small group with which they enter into cooperation agreements with special conditions and automated control mechanisms. The Group’s internal regulations specify, in detail, each of the internally approved companies, as well as the approval requirements and procedures and the controls established to uphold them. In this connection, the regulations establish the functions of an appraisal company committee on which the various areas of the Group related to these companies are represented. The aim of the committee is to regulate and adapt the internal regulations and the activities of the appraisal companies to the current market and business situation (see Note 2.i).
Basically, the companies wishing to cooperate with the Group must have a significant level of activity in the mortgage market in the area in which they operate, they must pass a preliminary screening process based on criteria of independence, technical capacity and solvency -in order to ascertain the continuity of their business- and, lastly, they must pass a series of tests prior to obtaining definitive approval.
In order to comply in full with the legislation, any appraisal provided by the customer is reviewed, irrespective of which appraisal company issues it, to check that the requirements, procedures and methods used to prepare it are formally adapted to the valued asset pursuant to current legislation and that the values reported are customary in the market.
The information required by Bank of Spain Circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of 24 April is as follows:

Million euros
	2019	2018	2017
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	84,720	85,610	91,094
Of which:
Loans eligible to cover issues of mortgage-backed securities	59,517	60,195	59,422
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	14,569	15,807	18,202

Mortgage-backed bonds
The mortgage-backed bonds (“cédulas hipotecarias”) issued by the Group entities are securities the principal and interest of which are specifically secured by mortgages, there being no need for registration in the property register, by mortgage on all those that at any time are recorded in favour of the issuer and are not affected by the issuance of mortgage bonds and / or are subject to mortgage participations, and / or mortgage transfer certificates, and, if they exist, by substitution assets eligible to be hedged and for the economic flows generated by derivative financial instruments linked to each issue, and without prejudice to the issuer’s unlimited liability.
The mortgage bonds include the credit right of its holder against the issuing entity, guaranteeing in the manner provided for in the previous paragraph, and involve the execution to claim from the issuer the payment after due date. The holders of these securities are recognised as preferred creditors, singularly privileged, with the preference, included in number 3º of article 1,923 of the Spanish Civil Code against any other creditor, in relation with the entire group of loans and mortgage loans registered in favour of the issuer, except those that act as coverage for mortgage bonds and / or are subject to mortgage participations and / or mortgage transfer certificates.
In the event of insolvency, the holders of mortgage-backed bonds, as long as they are not considered "persons especially related" to the issuing entity in accordance with the Insolvency Law 22/2003, of 9 July, will enjoy the special privilege established in Article 90.1.1 of the aforementioned law. Without prejudice to the foregoing, in accordance with Article 84.2.7 of the Insolvency Law, during the insolvency proceedings, the payments relating to the repayment of the principal and interest of the bonds issued and outstanding at the date of the insolvency filing will be settled up to the amount of the income received by the insolvent party from the mortgage loans and credits and, where appropriate, from the replacement assets backing the bonds and from the cash flows generated by the financial instruments associated with the issues (Final Provision 19 of the Insolvency Law).
If, due to a timing mismatch, the income received by the insolvent party is insufficient to meet the payments described in the preceding paragraph, the insolvency managers must settle them by realising the replacement assets set aside to cover the issue and, if this is not sufficient, they must obtain financing to meet the mandated payments to the holders of the mortgage-backed bonds, and the finance provider must be subrogated to the position of the bond-holders.
In the event that the measure indicated in Article 155.3 of the Insolvency Law were to be adopted, the payments to all holders of the mortgage-backed bonds issued would be made on a pro-rata basis, irrespective of the issue dates of the bonds. If the same credit or loan is subject to the payment of bonds and a mortgage bond issue, it will be paid first to the holders of the bonds.
The outstanding mortgage-backed bonds issued by the Group totalled EUR 24,736 million at 31 December 2019 (all of which were denominated in euros), of which EUR 24,286 million were issued by Banco Santander, S.A. and EUR 450 million were issued by Santander Consumer Finance, S.A. The issues outstanding at 31 December 2019 and 2018 are detailed in the separate financial statements of each of these companies.
Mortgage-backed bond issuers have an early redemption option for the purpose of complying with the limits on the volume of outstanding mortgage-backed bonds stipulated by mortgage market regulations. In addition, the issuing entity may advance the mortgage-backed bonds, if this has been expressly established in the final conditions of the issue in question and under the conditions set out therein.
None of the mortgage-backed bonds issued by the Group entities had replacement assets assigned to them.